Vanguard Total Stock Market Index Fund Average Annual Total Returns - Admiral Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.08%	14.25%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.12%	13.06%	14.24%
Admiral Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.78%	12.68%	13.78%
Admiral Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.33%	10.37%	11.84%